PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 2 1	2 0 2 0
Cost:
Office furniture and equipment	723	221
Laboratory equipment	1,721	1,163
Computers and auxiliary equipment	540	432
	2,984	1,816
Accumulated depreciation	1,191	993
Property and equipment, net	1,793	823